Retirement Plans - Accumulated Other Comprehensive loss (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plan of US Entity, Defined Benefit [Member]
Accumulated Other Comprehensive Loss
Beginning balance	$ 79,218	$ 116,612
Amortization of retirement benefits, net of tax	(3,523)	(4,786)
Settlements and curtailments	(106)	(830)
Net actuarial gain/(loss)	20,605	(31,778)
Ending balance	96,194	79,218
United States Pension Plan of US Entity, Defined Benefit [Member] | Accumulated Defined Benefit Plans Adjustment, Net Unamortized Gain (Loss) [Member]
Accumulated Other Comprehensive Loss
Beginning balance	79,218	115,933
Amortization of retirement benefits, net of tax	(3,523)	(4,509)
Settlements and curtailments	(106)	(428)
Net actuarial gain/(loss)	20,605	(31,778)
Ending balance	96,194	79,218
United States Pension Plan of US Entity, Defined Benefit [Member] | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit) [Member]
Accumulated Other Comprehensive Loss
Beginning balance		679
Amortization of retirement benefits, net of tax		(277)
Settlements and curtailments		(402)
Foreign Pension Plans [Member] | Accumulated Defined Benefit Plans Adjustment, Net Unamortized Gain (Loss) [Member]
Accumulated Other Comprehensive Loss
Beginning balance	4,642	4,492
Amortization of retirement benefits, net of tax	(183)	(298)
Net actuarial gain/(loss)	4,290	451
Foreign exchange impact	(259)	(3)
Ending balance	8,490	4,642
Other Postretirement Benefit Plan [Member] | Accumulated Defined Benefit Plans Adjustment, Net Unamortized Gain (Loss) [Member]
Accumulated Other Comprehensive Loss
Beginning balance	(755)	(261)
Amortization of retirement benefits, net of tax	98
Net actuarial gain/(loss)	140	(494)
Ending balance	$ (517)	$ (755)